Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CTIVP® – Westfield Mid Cap Growth Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 27,794	$ 23,656	$ 18,852	$ 25,339	$ 21,709	$ 17,026	$ 11,979	$ 12,397	$ 10,085	$ 9,725	$ 10,000
CTIVP® – Westfield Mid Cap Growth Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 27,106	23,130	18,478	24,898	21,388	16,817	11,860	12,304	10,032	9,700	10,000
Russell 3000®Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000®Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell Midcap® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 29,803	$ 24,408	$ 19,392	$ 26,463	$ 23,475	$ 17,314	$ 12,780	$ 13,418	$ 10,711	$ 9,980	$ 10,000